Financial instruments-Risk management and fair value - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Long-term investments	$ 258,934	$ 202,056
Borrowings	1,462,691	1,444,303
Fair Value
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,494,124	1,559,435
Fair Value
Disclosure of detailed information about financial instruments [line items]
Long-term investments	$ 260,534	$ 201,061